Operating Segments Information - Production Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of products and services [line items]
Production Information	$ 1,031,473.6	$ 33,697.3	$ 977,447.2	$ 947,938.3
Wafer [member]
Disclosure of products and services [line items]
Production Information			875,461.4	861,519.9
Others [member]
Disclosure of products and services [line items]
Production Information			$ 101,985.8	$ 86,418.4